Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income taxes	$ 203	$ 353	$ 354
Deferred income taxes	(474)	64	103
Total income tax provision (benefit)	$ (271)	$ 417	$ 457